Note 12 - Other Operating Expense (Income), Net (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Expense (income) :
Gain on sale of digital imaging patent portfolio (1)	$—	$—	$—	$(535)
Goodwill and intangible asset impairments (2) (3) (4) (5) (6)	8	9	8	77
Gains related to the sales of assets and businesses	(6)	(3)	(6)	(34)
Gain recognized on assets acquired for no monetary consideration (7)	(3)	—	—	—
Other	3	3	—	(3)
Total	$2	$9	$2	$(495)